     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2004.


                                       REGISTRATION NOS. 333-91098 AND 811-21127
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 3                      [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]


                                AMENDMENT NO. 4                              [X]


                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900

                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on ____________ pursuant to paragraph (b) of Rule 485

          (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
          (date)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2004 for the Contracts, as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-91098) filed on April 27, 2004.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2004, AS REVISED ON MAY 19, 2004


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.

For the years ended December 31, 2003 and 2002, Distributor received $22,462,426 and $2,306,819, respectively, in connection with the sale of the Contracts. Distributor did not receive any payments or commissions in connection with the sale of the Contracts in prior years. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003 and 2002, Merrill Lynch Life paid administrative services fees of $33.4 million and $33.8 million, respectively. Merrill Lynch Life did not pay any administrative services fees in connection with the Separate Account or the Contracts in prior years.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of six years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This performance information for the subaccounts is calculated in exactly the same way as average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.

The Funds and subaccounts corresponding to the Funds commenced operations as indicated below:

                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
Merrill Lynch Basic Value Fund, Inc. (Class A)                October 21, 1994    October 11, 2002
Merrill Lynch Core Bond Portfolio (Class A)                   October 21, 1994    October 11, 2002
Merrill Lynch Fundamental Growth Fund, Inc. (Class A)         December 24, 1992   October 11, 2002
Merrill Lynch Global Allocation Fund, Inc. (Class A)          October 21, 1994    October 11, 2002
Merrill Lynch S&P 500 Index Fund (Class A)                    April 3, 1997       October 11, 2002
Merrill Lynch Small Cap Value Fund (Class A)                  October 21, 1994    October 11, 2002
Merrill Lynch US Govt. Mortgage Fund (Class A)                September 28, 1984  October 11, 2002
AIM Constellation Fund (Class A)                              April 30, 1976      October 11, 2002
AIM Premier Equity Fund (Class A)                             May 1, 1984         October 11, 2002
AllianceBernstein Growth and Income Fund (Class A)            July 1, 1932        October 11, 2002
AllianceBernstein Premier Growth Fund (Class A)               September 28, 1992  October 11, 2002
American Century Equity Income Fund (Advisor Class)           March 7, 1997       October 11, 2002
The Bond Fund of America, Inc. (Class A)                      May 28, 1974        October 11, 2002
The Growth Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Income Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Investment Company of America (Class A)                   January 1, 1934     October 11, 2002
Davis New York Venture Fund (Class A)                         February 17, 1969   October 11, 2002
Delaware Trend Fund (Class A)                                 October 3, 1968     October 11, 2002
Fidelity Advisor Equity Growth Fund (Class A)*                November 22, 1983   October 11, 2002
Fidelity Advisor Mid Cap Fund (Class A)*                      February 20, 1996   October 11, 2002
Fidelity Advisor Overseas Fund (Class A)*                     April 23, 1990      October 11, 2002
Lord Abbett Bond-Debenture Fund, Inc. (Class A)               April 1, 1971       October 11, 2002

                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
Lord Abbett Mid Cap Value Fund, Inc. (Class A)                June 28, 1983       October 11, 2002
MFS Core Growth Fund (Class A)                                January 2, 1996     October 11, 2002
MFS Research International Fund (Class A)                     January 2, 1997     October 11, 2002
MFS Mid Cap Growth Fund (Class A)                             December 1, 1993    October 11, 2002
Oppenheimer Global Fund (Class A)                             December 22, 1969   October 11, 2002
Oppenheimer Main Street Fund (Class A)                        February 3, 1988    October 11, 2002
Oppenheimer Quest Opportunity Value Fund (Class A)            January 3, 1989     October 11, 2002
PIMCO PEA Renaissance Fund (Class A)**                        April 18, 1988      October 11, 2002
PIMCO NFJ Small Cap Value Fund (Class A)***                   October 1, 1991     October 11, 2002
PIMCO Total Return Fund (Class A)****                         May 11, 1987        October 11, 2002
Putnam Fund For Growth and Income (Class A)                   November 6, 1957    October 11, 2002
Putnam International Equity Fund (Class A)                    February 28, 1991   October 11, 2002
Putnam Voyager Fund (Class A)                                 April 1, 1969       October 11, 2002
Seligman Small-Cap Value Fund (Class A)                       April 25, 1997      October 11, 2002
Templeton Foreign Fund (Class A)                              October 5, 1982     October 11, 2002
Templeton Growth Fund, Inc. (Class A)                         November 29, 1954   October 11, 2002
Van Kampen Comstock Fund (Class A)                            October 7, 1968     October 11, 2002
Van Kampen Equity and Income Fund (Class A)                   August 3, 1960      October 11, 2002
Van Kampen Aggressive Growth Fund (Class A)                   May 29, 1996        October 11, 2002

---------------
   * Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

  ** Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

 *** Because Class A shares were first available on January 1, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

**** Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account D, comprised of divisions investing in the Ready Assets Trust, Basic Value Fund, Core Bond Portfolio, Fundamental Growth Fund, Global Allocation Fund, S&P 500 Index Fund, Small Cap Value Fund, U.S. Government Mortgage Fund, AIM Constellation Fund, AIM Premier Equity Fund, AllianceBernstein Growth & Income Fund (formerly Alliance Growth & Income Fund), AllianceBernstein Premier Growth Fund (formerly Alliance Premier Growth Fund), Equity Income Fund, Bond Fund of America, Growth Fund of America, Income Fund of America, Investment Company of America, Davis NY Venture Fund, Delaware Trend Fund, Advisor Equity Growth Fund, Advisor Mid Cap Fund, Advisor Overseas Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Global Fund, Main Street Fund (formerly Main Street Growth & Income Fund), Oppenheimer Quest Opportunity Value Fund, PIMCO Renaissance Fund, PIMCO Small Cap Value Fund, PIMCO Total Return Fund, Putnam Fund for Growth & Income, Putnam International Equity Fund (formerly Putnam International Growth Fund), Putnam Voyager Fund, Seligman Small-Cap Value Fund, Foreign Fund, Templeton Growth Fund, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity & Income Fund (collectively, the "Divisions"),as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Ready Assets Trust (Note 1):
    Ready Assets Trust, 43,328 shares
      (Cost $43,328)                                                $            43,328  $                    $

  Investment in Merrill Lynch Basic Value Fund, Inc. (Note 1):
    Basic Value Fund, 365 shares
      (Cost $9,316)                                                                                   11,105

  Investment in Merrill Lynch Bond Fund, Inc. (Note 1):
    Core Bond Portfolio, 1,372 shares
      (Cost $16,004)                                                                                                      16,082
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Fundamental Growth Fund, Inc. (Note 1):
    Fundamental Growth Fund, 465 shares
      (Cost $6,441)                                                 $             7,561  $                    $

  Investment in Merrill Lynch Global Allocation Fund, Inc. (Note 1):
    Global Allocation Fund, 3,154 shares
      (Cost $45,472)                                                                                  47,214

  Investment in Merrill Lynch Index Funds, Inc. (Note 1):
    S&P 500 Index Fund, 4,337 shares
      (Cost $52,470)                                                                                                      59,076
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Small Cap Value Fund, Inc. (Note 1):
    Small Cap Value Fund, 443 shares
      (Cost $9,505)                                                 $            11,313  $                    $

  Investment in Merrill Lynch U.S. Government Mortgage Fund (Note 1):
    U.S. Government Mortgage Fund, 4,704 shares
      (Cost $48,272)                                                                                  48,267

  Investment in AIM Equity Funds (Note 1):
    AIM Constellation Fund, 47 shares
      (Cost $881)                                                                                                          1,013
                                                                      ------------------ -------------------- -------------------
Total Assets                                                        $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in AIM Funds Group (Note 1):
    AIM Premier Equity Fund,  40 shares
      (Cost $342)                                                   $               372  $                    $

  Investment in AllianceBernstein Growth and Income Fund, Inc. (Note 1):
    AllianceBernstein Growth & Income Fund, 578 shares
      (Cost $1,783)                                                                                    1,955

  Investment in AllianceBernstein Premier Growth Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Fund, 134 shares
      (Cost $2,090)                                                                                                        2,267
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in American Century Capital Portfolios, Inc. (Note 1):
    Equity Income Fund, 3,924 shares
      (Cost $28,427)                                                $            30,527  $                    $

  Investments in The American Funds (Note 1):
    Bond Fund of America, 1,684 shares
      (Cost $22,387)                                                                                  22,755
    Growth Fund of America, 2,705 shares
      (Cost $57,856)                                                                                                      66,389
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of             Company of            Venture
                                                                           America              America               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in The American Funds (Note 1):
    Income Fund of America, 1,557 shares
      (Cost $24,035)                                                $            26,758  $                    $
    Investment Company of America, 1,868 shares
      (Cost $47,263)                                                                                  53,859

  Investment in Davis New York Venture Fund, Inc. (Note 1):
    Davis NY Venture Fund, 549 shares
      (Cost $12,807)                                                                                                      15,115
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Delaware Group Equity Funds III (Note 1):
    Delaware Trend Fund, 271 shares
      (Cost $4,465)                                                 $             5,108  $                    $

  Investments in Fidelity Advisor Series I (Note 1):
    Advisor Equity Growth Fund, 24 shares
      (Cost $885)                                                                                      1,046
    Advisor Mid Cap Fund, 258 shares
      (Cost $4,715)                                                                                                        5,734
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Fidelity Advisor Series VIII (Note 1):
    Advisor Overseas Fund, 66 shares
      (Cost $862)                                                   $             1,024  $                    $

  Investment in Lord Abbett Bond-Debenture Fund, Inc. (Note 1):
    Lord Abbett Bond-Debenture Fund, 1,320 shares
      (Cost $10,070)                                                                                  10,637

  Investment in Lord Abbett Mid-Cap Value Fund, Inc. (Note 1):
    Lord Abbett Mid-Cap Value Fund, 792 shares
      (Cost $13,373)                                                                                                      14,910
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,024               10,637  $           14,910
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,024  $            10,637  $           14,910
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in MFS Series Trust I (Note 1):
    MFS Core Growth Fund, 135 shares
      (Cost $1,765)                                                 $             2,024  $                    $
    MFS Research International Fund, 121 shares
      (Cost $1,405)                                                                                    1,660

  Investment in MFS Series Trust IV (Note 1):
    MFS Mid Cap Growth Fund, 287 shares
      (Cost $2,003)                                                                                                        2,245
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Oppenheimer Global Fund (Note 1):
    Oppenheimer Global Fund, 33 shares
      (Cost $1,385)                                                 $             1,695  $                    $

  Investment in Oppenheimer Main Street Funds (Note 1):
    Main Street Fund, 110 shares
      (Cost $3,338)                                                                                    3,597

  Investment in Oppenheimer Quest for Value Funds (Note 1):
    Oppenheimer Quest Opportunity Value Fund, 13 shares
      (Cost $366)                                                                                                            418
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in PIMCO Funds Multi-Manager Series (Note 1):
    PIMCO Renaissance Fund, 817 shares
      (Cost $16,177)                                                $            18,828  $                    $
    PIMCO Small Cap Value Fund, 639 shares
      (Cost $14,761)                                                                                  16,014

  Investment in PIMCO Funds Pacific Investment Management Series (Note 1):
    PIMCO Total Return Fund, 5,998 shares
      (Cost $64,810)                                                                                                      64,236
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in The Putnam Fund for Growth and Income (Note 1):
    Putnam Fund for Growth & Income, 39 shares
      (Cost $616)                                                   $               684  $                    $

  Investment in Putnam International Equity Fund (Note 1):
    Putnam International Equity Fund, 132 shares
      (Cost $2,344)                                                                                    2,717

  Investment in Putnam Voyager Fund (Note 1):
    Putnam Voyager Fund, 46 shares
      (Cost $663)                                                                                                            735
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Seligman Value Fund Series, Inc. (Note 1):
    Seligman Small-Cap Value Fund, 607 shares
      (Cost $8,330)                                                 $             8,685  $                    $

  Investment in Templeton Funds, Inc. (Note 1):
    Foreign Fund, 1,435 shares
      (Cost $14,554)                                                                                  15,271

  Investment in Templeton Growth Fund, Inc. (Note 1):
    Templeton Growth Fund, 470 shares
      (Cost $8,843)                                                                                                        9,709
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Van Kampen Equity Trust (Note 1):
    Van Kampen Aggressive Growth Fund, 122 shares
      (Cost $1,353)                                                 $             1,506  $                    $

  Investment in Van Kampen Comstock Fund (Note 1):
    Van Kampen Comstock Fund, 368 shares
      (Cost $5,150)                                                                                    5,865

  Investment in Van Kampen Equity and Income Fund (Note 1):
    Van Kampen Equity & Income Fund, 641 shares
      (Cost $4,604)                                                                                                        5,060
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $               100  $              274
 Asset-Based Insurance Charges (Note 6)                                            (499)                 (67)               (115)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (256)                  33                 159
                                                                    -------------------- -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   46                  32
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                1,818                  66
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                1,864                  98
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (256)               1,897                 257
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         525,102                  272                 401
 Contract Owner Withdrawals                                                        (355)                 (36)               (145)
 Net Transfers In (Out) (Note 3)                                               (495,901)               8,130              14,458
 Contract Charges (Note 6)                                                          (67)                 (17)                (32)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          28,779                8,349              14,682
                                                                    -------------------- -------------------- --------------------
Total Increase in Net Assets                                                     28,523               10,246              14,939
Net Assets, Beginning of Period                                                  14,805                  859               1,143
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               467  $              490
 Asset-Based Insurance Charges (Note 6)                                             (50)                 (87)               (306)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (50)                 380                 184
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                10                  227                  15
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,148                1,754               6,709
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,158                1,981               6,724
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,108                2,361               6,908
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             135                  516               1,242
 Contract Owner Withdrawals                                                         (42)                (268)               (303)
 Net Transfers In (Out) (Note 3)                                                  5,585               43,959              47,920
 Contract Charges (Note 6)                                                          (14)                 (45)                (95)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,664               44,162              48,764
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      6,772               46,523              55,672
Net Assets, Beginning of Period                                                     789                  691               3,404
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $             1,010  $                0
 Asset-Based Insurance Charges (Note 6)                                             (61)                (409)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (61)                 601                  (6)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                56                  (52)                  1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,824                  (51)                137
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,880                 (103)                138
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,819                  498                 132
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             227                1,574                  57
 Contract Owner Withdrawals                                                         (49)                (535)                 (2)
 Net Transfers In (Out) (Note 3)                                                  8,363               38,606                 715
 Contract Charges (Note 6)                                                          (18)                (103)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,523               39,542                 768
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     10,342               40,040                 900
Net Assets, Beginning of Period                                                     971                8,227                 113
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                14  $                0
 Asset-Based Insurance Charges (Note 6)                                              (2)                 (12)                (12)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                   2                 (12)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 5                   98                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     31                  178                 180
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     36                  276                 186
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           34                  278                 174
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   16                  21
 Contract Owner Withdrawals                                                          (9)                 (23)                 (2)
 Net Transfers In (Out) (Note 3)                                                    330                1,471               2,029
 Contract Charges (Note 6)                                                            0                   (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             325                1,462               2,044
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        359                1,740               2,218
Net Assets, Beginning of Period                                                      13                  215                  49
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               659  $               566  $               17
 Asset-Based Insurance Charges (Note 6)                                            (272)                (150)               (413)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      387                  416                (396)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,468                  224               1,315
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,101                  357               8,707
 Capital Gain Distributions (Note 2)                                                670                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  5,239                  581              10,022
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        5,626                  997               9,626
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             846                  553               1,984
 Contract Owner Withdrawals                                                        (338)                (215)               (270)
 Net Transfers In (Out) (Note 3)                                                 24,024               20,806              50,352
 Contract Charges (Note 6)                                                          (73)                 (41)               (109)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          24,459               21,103              51,957
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     30,085               22,100              61,583
Net Assets, Beginning of Period                                                     442                  655               4,806
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               551  $               562  $               93
 Asset-Based Insurance Charges (Note 6)                                            (151)                (333)                (86)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      400                  229                   7
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                87                  186                 (10)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,717                6,698               2,333
 Capital Gain Distributions (Note 2)                                                  0                  379                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,804                7,263               2,323
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,204                7,492               2,330
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             977                1,349                 258
 Contract Owner Withdrawals                                                        (336)                (378)                (41)
 Net Transfers In (Out) (Note 3)                                                 21,873               41,285              11,407
 Contract Charges (Note 6)                                                          (40)                 (90)                (24)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          22,474               42,166              11,600
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     25,678               49,658              13,930
Net Assets, Beginning of Period                                                   1,080                4,201               1,185
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                             (26)                  (8)                (31)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (26)                  (8)                (31)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    6                  34
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    643                  166               1,019
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    647                  172               1,053
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          621                  164               1,022
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             154                    9                 164
 Contract Owner Withdrawals                                                          (7)                 (11)                (10)
 Net Transfers In (Out) (Note 3)                                                  4,221                  794               4,256
 Contract Charges (Note 6)                                                           (7)                  (2)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,361                  790               4,401
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      4,982                  954               5,423
Net Assets, Beginning of Period                                                     126                   92                 311
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 7  $               315  $               93
 Asset-Based Insurance Charges (Note 6)                                              (4)                 (63)               (154)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        3                  252                 (61)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 9                    9               1,761
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    162                  562               1,534
 Capital Gain Distributions (Note 2)                                                  0                    0                 158
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    171                  571               3,453
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          174                  823               3,392
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              70                  233                 661
 Contract Owner Withdrawals                                                          (1)                 (77)               (117)
 Net Transfers In (Out) (Note 3)                                                    773                9,185               7,010
 Contract Charges (Note 6)                                                           (1)                 (18)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             841                9,323               7,522
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,015               10,146              10,914
Net Assets, Beginning of Period                                                       9                  491               3,996
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,024  $            10,637  $           14,910
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 6)                                             (17)                  (8)                (11)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (17)                  (7)                (11)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (10)                  14                   8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    272                  255                 247
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    262                  269                 255
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          245                  262                 244
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              77                    3                 104
 Contract Owner Withdrawals                                                          (5)                   8                  (5)
 Net Transfers In (Out) (Note 3)                                                  1,135                1,330               1,803
 Contract Charges (Note 6)                                                           (4)                  (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,203                1,339               1,898
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,448                1,601               2,142
Net Assets, Beginning of Period                                                     576                   59                 103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 9  $                51  $                1
 Asset-Based Insurance Charges (Note 6)                                              (9)                 (75)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                  (24)                 (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                14                1,295                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    312                  300                  54
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    326                1,595                  55
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          326                1,571                  53
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              33                  433                   9
 Contract Owner Withdrawals                                                          (3)                 (55)                 (1)
 Net Transfers In (Out) (Note 3)                                                  1,150                 (481)                255
 Contract Charges (Note 6)                                                           (2)                 (14)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,178                 (117)                262
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,504                1,454                 315
Net Assets, Beginning of Period                                                     191                2,143                 103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               306  $              739
 Asset-Based Insurance Charges (Note 6)                                             (70)                (186)               (351)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (70)                 120                 388
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               999                3,227                  61
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,658                1,249                (555)
 Capital Gain Distributions (Note 2)                                                  0                  265                 774
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  3,657                4,741                 280
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,587                4,861                 668
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             210                  746               1,362
 Contract Owner Withdrawals                                                         (88)                (195)               (517)
 Net Transfers In (Out) (Note 3)                                                 14,960                8,848              58,933
 Contract Charges (Note 6)                                                          (26)                 (41)               (113)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          15,056                9,358              59,665
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     18,643               14,219              60,333
Net Assets, Beginning of Period                                                     185                1,795               3,903
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 6  $                50  $                0
 Asset-Based Insurance Charges (Note 6)                                              (4)                 (18)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        2                   32                  (5)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                15                   59                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     72                  376                  76
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     87                  435                  82
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           89                  467                  77
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                  133                  42
 Contract Owner Withdrawals                                                           0                  (56)                 (4)
 Net Transfers In (Out) (Note 3)                                                    442                2,008                 576
 Contract Charges (Note 6)                                                            0                   (5)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             465                2,080                 612
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        554                2,547                 689
Net Assets, Beginning of Period                                                     130                  170                  46
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                16  $               62
 Asset-Based Insurance Charges (Note 6)                                             (10)                 (48)                (56)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (10)                 (32)                  6
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                13                  531                 732
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    356                  721                 878
 Capital Gain Distributions (Note 2)                                                  0                   84                 156
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    369                1,336               1,766
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          359                1,304               1,772
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              82                  261                 138
 Contract Owner Withdrawals                                                         (31)                 (22)                (49)
 Net Transfers In (Out) (Note 3)                                                  8,245               13,408               6,831
 Contract Charges (Note 6)                                                           (8)                 (18)                (17)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,288               13,629               6,903
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      8,647               14,933               8,675
Net Assets, Beginning of Period                                                      38                  338               1,034
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                35  $               86
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (30)                (39)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)                   5                  47
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   15                  51
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    156                  718                 461
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    160                  733                 512
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          153                  738                 559
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              25                  343                 210
 Contract Owner Withdrawals                                                          (2)                 (46)                (72)
 Net Transfers In (Out) (Note 3)                                                  1,301                4,644               2,961
 Contract Charges (Note 6)                                                           (2)                  (9)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,322                4,932               3,090
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,475                5,670               3,649
Net Assets, Beginning of Period                                                      31                  195               1,411
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                24  $                 4  $                8
 Asset-Based Insurance Charges (Note 6)                                             (30)                  (1)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (6)                   3                   6
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  (29)                 17
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                  (29)                 23
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (6)                 (26)                 29
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          60,509                    3                   8
 Contract Owner Withdrawals                                                         (14)                   0                   0
 Net Transfers In (Out) (Note 3)                                                (45,682)                 882               1,106
 Contract Charges (Note 6)                                                           (2)                   0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                          14,811                  885               1,114
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     14,805                  859               1,143
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            14,805  $               859  $            1,143
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                12  $               26
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  11                  23
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (29)                 (12)               (102)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (29)                 (12)               (102)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (30)                  (1)                (79)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                    0                 255
 Contract Owner Withdrawals                                                           0                   (1)                 (3)
 Net Transfers In (Out) (Note 3)                                                    788                  693               3,232
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             819                  692               3,483
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        789                  691               3,404
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               789  $               691  $            3,404
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                18  $                0
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (8)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  10                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (17)                  46                  (5)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (17)                  46                  (5)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (18)                  56                  (5)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   67                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    962                8,107                 118
 Contract Charges (Note 6)                                                            0                   (3)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             989                8,171                 118
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        971                8,227                 113
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               971  $             8,227  $              113
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   (6)                 (3)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                   (6)                 (3)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   (5)                 (3)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   6
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                     13                  220                  46
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              13                  220                  52
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         13                  215                  49
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                13  $               215  $               49
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 2  $                 3  $                4
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        2                    2                  (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                 (27)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                  12                (175)
 Capital Gain Distributions (Note 2)                                                  1                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (1)                  12                (202)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   14                (204)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               3                   36                  99
 Contract Owner Withdrawals                                                           0                    0                  (4)
 Net Transfers In (Out) (Note 3)                                                    438                  605               4,917
 Contract Charges (Note 6)                                                            0                    0                  (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             441                  641               5,010
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        442                  655               4,806
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               442  $               655  $            4,806
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                12  $                19  $                3
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (4)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       11                   15                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    0                  (5)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                 (102)                (25)
 Capital Gain Distributions (Note 2)                                                  1                   50                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      7                  (52)                (30)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           18                  (37)                (29)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                  116                  17
 Contract Owner Withdrawals                                                          (1)                  (1)                  0
 Net Transfers In (Out) (Note 3)                                                  1,052                4,125               1,197
 Contract Charges (Note 6)                                                            0                   (2)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           1,062                4,238               1,214
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,080                4,201               1,185
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,080  $             4,201  $            1,185
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   (5)                 (1)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                   (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              16                   10                  19
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    110                   87                 293
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             126                   97                 312
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        126                   92                 311
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               126  $                92  $              311
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                  (4)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                  23
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    4                   4
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                    4                  27
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    5                  23
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    4                  98
 Contract Owner Withdrawals                                                           0                    0                  (5)
 Net Transfers In (Out) (Note 3)                                                      9                  482               3,881
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                               9                  486               3,973
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                          9                  491               3,996
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                 9  $               491  $            3,996
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (14)                   1                  (5)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (14)                   1                  (5)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (14)                   1                  (5)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    590                   58                 108
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             590                   58                 108
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        576                   59                 103
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               576  $                59  $              103
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                1
 Asset-Based Insurance Charges (Note 6)                                               0                   (2)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    3                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                 (42)                 (1)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (2)                 (42)                 (1)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (2)                 (39)                  0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              32                   49                   0
 Contract Owner Withdrawals                                                           0                   (1)                  0
 Net Transfers In (Out) (Note 3)                                                    161                2,135                 103
 Contract Charges (Note 6)                                                            0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             193                2,182                 103
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        191                2,143                 103
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               191  $             2,143  $              103
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                10  $               10
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    9                   7
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (8)                   4                 (20)
 Capital Gain Distributions (Note 2)                                                  8                    2                  56
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                    6                  37
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   15                  44
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   38                  12
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    185                1,743               3,848
 Contract Charges (Note 6)                                                            0                   (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             185                1,780               3,859
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        185                1,795               3,903
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               185  $             1,795  $            3,903
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (4)                  (3)                 (3)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (4)                  (3)                 (3)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (4)                  (3)                 (3)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    134                  173                  49
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             134                  173                  49
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        130                  170                  46
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               130  $               170  $               46
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                3
 Asset-Based Insurance Charges (Note 6)                                               0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   2
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (1)                  (4)                (12)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (1)                  (4)                (12)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (1)                  (3)                (10)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                  14
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                     39                  341               1,031
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              39                  341               1,044
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         38                  338               1,034
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                38  $               338  $            1,034
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                6
 Asset-Based Insurance Charges (Note 6)                                               0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   5
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                  (3)                 (6)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (2)                  (3)                 (5)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (2)                  (2)                  0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                    0                  17
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                     29                  197               1,396
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              33                  197               1,411
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         31                  195               1,411
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                31  $               195  $            1,411
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account D ("Separate Account D"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account D is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-two investment divisions that support one annuity contract - IRA Annuity. The investment divisions are as follows:

   - Merrill Lynch Ready Assets Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Ready Assets Trust ("Ready Assets"). The investment advisor to Ready Assets is Merrill Lynch Investment Managers, L.P. ("MLIM"),an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Basic Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Basic Value Fund, Inc. ("Basic Value"). The investment advisor to Basic Value is Fund Asset Management, L.P. ("FAM"), an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Bond Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of Merrill Lynch Bond Fund, Inc. ("Bond Fund").The investment advisor to Bond Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Fundamental Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Growth"). The investment advisor to Fundamental Growth is MLIM, An indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Global Allocation Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global Allocation Fund, Inc. ("Global Allocation"). The investment advisor to Global Allocation is MLIM, an indirect subsidiary of Merrill Lynch & Co.


   - Merrill Lynch Index Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Index Funds, Inc. ("Index Funds"). The investment advisor to Index Funds is FAM, an indirect , wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Small Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Small Cap Value Fund, Inc. ("Small Cap Value"). The investment advisor to Small Cap Value is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch U.S. Government Mortgage Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch U.S. Government Mortgage Fund, Inc.("Government Mortgage"). The investment advisor to Government Mortgage is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - AIM Equity Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Equity Funds ("AIM Equity"). The investment advisor AIM Equity is AIM Advisors, Inc.

   - AIM Funds Group - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Funds Group ("AIM Funds"). The investment advisor AIM Funds is AIM Advisors, Inc.

   - AllianceBernstein Growth and Income Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Growth and Income Fund, Inc. ("Growth & Income"). The investment advisor to Growth & Income is AllianceBernstein Capital Management L.P. Effective March 31, 2003 the Alliance Growth and Income Fund was renamed the AllianceBernstein Growth and Income Fund.

   - AllianceBernstein Premier Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Alliance Premier Growth Fund, Inc. ("Premier Growth"). The investment advisor to Premier Growth is Alliance Capital Management L.P. Effective March 31, 2003 the Alliance Premier Growth Fund was renamed the AllianceBernstein Premier Growth Fund.

   - American Century Capital Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Capital Portfolios , Inc. ("Capital Portfolios"). The investment advisor to Capital Portfolios is American Century Investment Management, Inc.


   - The American Funds - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of The American Funds ("American"). The investment advisor to American is Capital Research and Management Company.

   - Davis New York Venture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis New York Venture Fund, Inc. ("Davis NY"). The investment advisor to Davis NY is Davis Selected Advisers, L.P.

   - Delaware Group Equity Funds III - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware Group Equity Funds III ("Delaware"). The investment advisor to Delaware is Delaware Management Company.

   - Fidelity Advisor Series I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of Fidelity Advisor Series I ("Fidelity I"). The investment advisor to Fidelity I is Fidelity Management & Research Company.

   - Fidelity Advisor Series VIII - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Fidelity Advisor Series VIII ("Fidelity VIII"). The investment advisor to Fidelity VIII is Fidelity Management & Research Company.

   - Lord Abbett Bond-Debenture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Bond - Debenture Fund, Inc.("Bond-Debenture"). The investment advisor to Bond-Debenture is Lord, Abbett & Co. LLC.

   - Lord Abbett Mid-Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Mid-Cap Value Fund, Inc. ("Mid-Cap Value"). The investment advisor to Mid-Cap Value is Lord, Abbett & Co. LLC.

   - MFS Series Trust I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Series Trust I ("Trust I"). The investment advisor to Trust I is Massachusetts Financial Services Company.

   - MFS Series Trust IV - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Series Trust IV ("Trust IV"). The investment advisor to Trust IV is Massachusetts Financial Services Company.

   - Oppenheimer Global Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Global Fund ("Oppenheimer Global"). The investment advisor to Oppenheimer Global is OppenheimerFunds, Inc.


   - Oppenheimer Main Street Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Funds ("Oppenheimer Main Street"). The investment advisor to Oppenheimer Main Street is Oppenheimer Funds, Inc. Effective April 30, 2003 the Main Street Growth & Income Fund was renamed the Main Street Fund.

   - Oppenheimer Quest for Value Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Quest for Value Funds ("Oppenheimer Quest") . The investment advisor to Oppenheimer Quest is OppenheimerFunds, Inc.

   - PIMCO Funds Multi - Manager Series - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the PIMCO Funds Multi-Manager Series ( "Multi - Manager Series" ). The Investment advisor to Multi-Manager Series is PIMCO Advisors.

   - PIMCO Funds Pacific Investment Management Series - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Funds Pacific Investment Management Series ( "Pacific Investment" ). The investment advisor to Pacific Investment is PIMCO.

   - The Putnam Fund for Growth and Income - One of the investment divisions invests in the shares of a single mutual fund portfolio of The Putnam Fund for Growth and Income ("Putnam Growth"). The investment advisor to Putnam Growth is Putnam Investment Management LLC ("Putnam Management").

   - Putnam International Equity Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam International Equity Fund ("Putnam International"). The investment advisor to Putnam International is Putnam Management. Effective May 1, 2003 the Putnam International Growth Fund was renamed the Putnam International Equity Fund.

   - Putnam Voyager Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam Voyager Fund ( " Putnam Voyager"). The investment advisor to Putnam Voyager is Putnam Management.

   - Seligman Value Fund Series, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Value Fund
      Series, Inc. ("Seligman"). The investment advisor to Seligman is J.& W. Seligman & Co. Incorporated.


   -  Templeton  Funds ,  Inc.  -  One  of  the   investment
      divisions invests in the shares of a single mutual fund portfolio of the Templeton Funds , Inc. (" Templeton Funds "). The investment advisor to Templeton Funds is Templeton Global Advisors Limited ("Templeton Advisors").

   - Templeton Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Growth Fund, Inc. (" Templeton Growth" ). The investment advisor to Templeton Growth is Templeton Advisors.

   - Van Kampen Equity Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of Van Kampen Equity Trust ("Equity Trust"). The investment advisor to Equity Trust is Van Kampen Investment Advisory Corp.

   - Van Kampen Comstock Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Comstock Fund ("Comstock"). The investment advisor to Comstock is Van Kampen Asset Management Inc.

   - Van Kampen Equity and Income Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Equity and Income Fund ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management Inc.

   The assets of Separate Account D are registered in the name of Merrill Lynch Life. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits ("GMDB")) and other Contract benefits.


2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account D are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

3.   NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.


4. PURCHASES AND SALES OF INVESTMENTS

The cost  of purchases and proceeds from sales of investments for the period ended  December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Ready Assets Trust                                                $           151,681  $           123,158
  Basic Value Fund                                                                8,615                  233
  Core Bond Portfolio                                                            16,731                1,890
  Fundamental Growth Fund                                                         5,713                   99
  Global Allocation Fund                                                         45,990                1,448
  S&P 500 Index Fund                                                             49,142                  194
  Small Cap Value Fund                                                            8,917                  455
  U.S. Government Mortgage Fund                                                  66,150               26,007
  AIM Constellation Fund                                                            773                   11
  AIM Premier Equity Fund                                                           356                   33
  AllianceBernstein Growth & Income Fund                                          1,978                  514
  AllianceBernstein Premier Growth Fund                                           2,096                   64
  Equity Income Fund                                                             50,024               24,508
  Bond Fund of America                                                           26,752                5,233
  Growth Fund of America                                                         60,513                8,952
  Income Fund of America                                                         23,647                  773
  Investment Company of America                                                  43,899                1,125
  Davis NY Venture Fund                                                          12,827                1,220
  Delaware Trend Fund                                                             4,385                   50
  Advisor Equity Growth Fund                                                        848                   66
  Advisor Mid Cap Fund                                                            4,558                  188
  Advisor Overseas Fund                                                             881                   37
  Lord Abbett Bond-Debenture Fund                                                 9,672                   97
  Lord Abbett Mid-Cap Value Fund                                                 25,020               17,401
  MFS Core Growth Fund                                                            1,558                  372
  MFS Research International Fund                                                 1,391                   59
  MFS Mid Cap Growth Fund                                                         1,923                   36
  Oppenheimer Global Fund                                                         1,297                  119
  Main Street Fund                                                                9,330                9,471
  Oppenheimer Quest Opportunity Value Fund                                          279                   19
  PIMCO Renaissance Fund                                                         18,739                3,753
  PIMCO Small Cap Value Fund                                                     26,359               16,616
  PIMCO Total Return Fund                                                        64,912                4,085
  Putnam Fund for Growth & Income                                                   614                  147
  Putnam International Equity Fund                                                3,086                  974
  Putnam Voyager Fund                                                               661                   54
  Seligman Small-Cap Value Fund                                                   8,349                   71
  Foreign Fund                                                                   18,136                4,455
  Templeton Growth Fund                                                          12,480                5,415
  Van Kampen Aggressive Growth Fund                                               1,342                   27
  Van Kampen Comstock Fund                                                        5,051                  114
  Van Kampen Equity & Income Fund                                                 6,881                3,744
                                                                    -------------------- --------------------
                                                                    $           803,556  $           263,287
                                                                    ==================== ====================


5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding the distributions of capital gains,  received by the investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Ready Assets Trust
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,362  $         9.93 $       43,328          0.63%         1.30%        -0.65%
                   2002                            1,481           10.00         14,805          1.04          1.30          0.06

Basic Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              772  $        14.39 $       11,105          1.94%         1.30%        30.68%
                   2002                               78           11.01            859          5.20          1.30         10.03

Core Bond Portfolio
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,529  $        10.52 $       16,082          3.10%         1.30%         3.16%
                   2002                              112           10.19          1,143          5.20          1.30          1.89

Fundamental Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              603  $        12.53 $        7,561          0.00%         1.30%        26.26%
                   2002                               79            9.92            789          0.00          1.30         -0.79



5. UNIT VALUES (Continued)

Global Allocation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            3,198  $        14.76 $       47,214          6.98%         1.30%        34.18%
                   2002                               63           11.00            691         15.60          1.30          9.97

S&P 500 Index Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,440  $        13.31 $       59,076          2.08%         1.30%        26.33%
                   2002                              323           10.53          3,404         11.27          1.30          5.27

Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              724  $        15.63 $       11,313          0.00%         1.30%        39.78%
                   2002                               87           11.18            971          0.00          1.30         11.77

U.S. Government Mortgage Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,739  $        10.19 $       48,267          3.21%         1.30%         0.92%
                   2002                              815           10.09          8,227          2.93          1.30          0.87

AIM Constellation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               77  $        13.09 $        1,013          0.00%         1.30%        27.64%
                   2002                               11           10.25            113          0.00          1.30          2.52



5. UNIT VALUES (Continued)

AIM Premier Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               28  $        12.88 $          372          0.00%         1.30%        23.25%
                   2002                                1           10.44             13          0.00          1.30          4.41

AllianceBernstein Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              139  $        14.04 $        1,955          1.52%         1.30%        30.02%
                   2002                               20           10.80            215          0.00          1.30          7.95

AllianceBernstein Premier Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              188  $        12.09 $        2,267          0.00%         1.30%        21.09%
                   2002                                5            9.98             49          0.00          1.30         -0.25

Equity Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            2,341  $        13.04 $       30,527          3.15%         1.30%        22.30%
                   2002                               41           10.66            442          0.00          1.30          6.56

Bond Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,933  $        11.77 $       22,755          4.91%         1.30%        10.77%
                   2002                               62           10.63            655          3.90          1.30          6.23



5. UNIT VALUES (Continued)

Growth Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,785  $        13.88 $       66,389          0.05%         1.30%        31.14%
                   2002                              454           10.58          4,806          0.87          1.30          5.74

Income Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            2,007  $        13.33 $       26,758          4.74%         1.30%        23.67%
                   2002                              100           10.78          1,080         15.60          1.30          7.74

Investment Company of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,036  $        13.35 $       53,859          2.19%         1.30%        24.64%
                   2002                              392           10.70          4,201          6.18          1.30          7.02

Davis NY Venture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,085  $        13.93 $       15,115          1.41%         1.30%        30.60%
                   2002                              111           10.66          1,185          1.95          1.30          6.59

Delaware Trend Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              350  $        14.58 $        5,108          0.00%         1.30%        31.62%
                   2002                               11           11.08            126          0.00          1.30         10.72



5. UNIT VALUES (Continued)

Advisor Equity Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               77  $        13.54 $        1,046          0.00%         1.30%        30.33%
                   2002                                9           10.39             92          0.00          1.30          3.83

Advisor Mid Cap Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              373  $        15.37 $        5,734          0.00%         1.30%        42.11%
                   2002                               29           10.81            311          0.00          1.30          8.08

Advisor Overseas Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               69  $        14.73 $        1,024          2.28%         1.30%        42.41%
                   2002                                1           10.34              9          0.00          1.30          3.39

Lord Abbett Bond-Debenture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              840  $        12.67 $       10,637          6.50%         1.30%        18.69%
                   2002                               46           10.67            491          2.60          1.30          6.68

Lord Abbett Mid-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,105  $        13.49 $       14,910          0.79%         1.30%        23.29%
                   2002                              365           10.94          3,996          0.00          1.30          9.35



5. UNIT VALUES (Continued)

MFS Core Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              171  $        11.82 $        2,024          0.00%         1.30%        19.77%
                   2002                               58            9.87            576          0.00          1.30         -1.36

MFS Research International Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              122  $        13.62 $        1,660          0.16%         1.30%        30.87%
                   2002                                6           10.40             59          0.00          1.30          3.99

MFS Mid Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              154  $        14.61 $        2,245          0.00%         1.30%        36.17%
                   2002                               10           10.73            103          0.00          1.30          7.26

Oppenheimer Global Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              117  $        14.49 $        1,695          1.30%         1.30%        41.19%
                   2002                               19           10.26            191          0.00          1.30          2.57

Main Street Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              279  $        12.87 $        3,597          0.88%         1.30%        25.27%
                   2002                              209           10.27          2,143          3.25          1.30          2.69



5. UNIT VALUES (Continued)

Oppenheimer Quest Opportunity Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               34  $        12.31 $          418          0.43%         1.30%        20.30%
                   2002                               10           10.23            103          0.00          1.30          2.30

PIMCO Renaissance Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              999  $        18.84 $       18,828          0.00%         1.30%        56.37%
                   2002                               15           12.04            185          0.00          1.30         20.41

PIMCO Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,152  $        13.90 $       16,014          2.14%         1.30%        28.50%
                   2002                              166           10.82          1,795         13.00          1.30          8.12

PIMCO Total Return Bond Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            6,023  $        10.67 $       64,236          2.74%         1.30%         3.69%
                   2002                              379           10.28          3,903          4.33          1.30          2.80

Putnam Fund for Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               50  $        13.65 $          684          1.95%         1.30%        25.54%
                   2002                               12           10.87            130          0.00          1.30          8.63



5. UNIT VALUES (Continued)

Putnam International Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              202  $        13.45 $        2,717          3.61%         1.30%        26.45%
                   2002                               16           10.63            170          0.00          1.30          6.31

Putnam Voyager Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               58  $        12.57 $          735          0.00%         1.30%        23.06%
                   2002                                5           10.21             46          0.00          1.30          2.09

Seligman Small-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              543  $        15.99 $        8,685          0.00%         1.30%        46.99%
                   2002                                4           10.88             38          0.00          1.30          8.74

Foreign Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,131  $        13.50 $       15,271          0.43%         1.30%        28.79%
                   2002                               32           10.48            338          0.00          1.30          4.77

Templeton Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              695  $        13.96 $        9,709          1.44%         1.30%        31.10%
                   2002                               97           10.65          1,034          3.90          1.30          6.44



5. UNIT VALUES (Continued)

Van Kampen Aggressive Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              114  $        13.16 $        1,506          0.00%         1.30%        37.33%
                   2002                                3            9.58             31          0.00          1.30         -4.21

Van Kampen Comstock Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              401  $        14.62 $        5,865          1.52%         1.30%        29.25%
                   2002                               17           11.31            195          0.00          1.30         13.03

Van Kampen Equity & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              397  $        12.73 $        5,060          2.87%         1.30%        20.55%
                   2002                              134           10.56          1,411          7.80          1.30          5.57



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.30% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                           Ready              Basic                              Fundamental           Global
                                           Assets             Value            Core Bond            Growth           Allocation
                                           Trust              Fund             Portfolio            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                      3,280                 79                258                 79                 64
     Redeemed                                   (1,799)                (1)              (146)                 0                 (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                 1,481                 78                112                 79                 63
Activity during 2003:
     Issued                                     15,217                710              1,599                532              3,245
     Redeemed                                  (12,336)               (16)              (182)                (8)              (110)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 4,362                772              1,529                603              3,198
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                              Small               U.S.                                  AIM
                                            S&P                Cap             Government            AIM              Premier
                                         500 Index            Value             Mortgage        Constellation          Equity
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                        328                 87                825                 11                  1
     Redeemed                                       (5)                 0                (10)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                   323                 87                815                 11                  1
Activity during 2003:
     Issued                                      4,134                672              6,485                 67                 30
     Redeemed                                      (17)               (35)            (2,561)                (1)                (3)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 4,440                724              4,739                 77                 28
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                     AllianceBernstein  AllianceBernstein
                                          Growth &           Premier             Equity              Bond              Growth
                                           Income             Growth             Income              Fund               Fund
                                           Fund               Fund                Fund            of America         of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                         20                  5                 41                 62                572
     Redeemed                                        0                  0                  0                  0               (118)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                    20                  5                 41                 62                454
Activity during 2003:
     Issued                                        157                188              4,237              2,324              5,035
     Redeemed                                      (38)                (5)            (1,937)              (453)              (704)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   139                188              2,341              1,933              4,785
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                                                 Davis                                Advisor
                                           Income          Investment             NY               Delaware            Equity
                                            Fund             Company            Venture             Trend              Growth
                                         of America         of America           Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                        102                392                174                 11                  9
     Redeemed                                       (2)                 0                (63)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                   100                392                111                 11                  9
Activity during 2003:
     Issued                                      1,969              3,728              1,087                343                 73
     Redeemed                                      (62)               (84)              (113)                (4)                (5)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 2,007              4,036              1,085                350                 77
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                                              Lord Abbett        Lord Abbett            MFS
                                        Advisor Mid          Advisor             Bond-             Mid-Cap              Core
                                            Cap              Overseas          Debenture            Value              Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                         29                  1                 46                413                 58
     Redeemed                                        0                  0                  0                (48)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                    29                  1                 46                365                 58
Activity during 2003:
     Issued                                        358                 71                802              2,233                150
     Redeemed                                      (14)                (3)                (8)            (1,493)               (37)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   373                 69                840              1,105                171
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                            MFS                MFS                                                  Oppenheimer
                                          Research           Mid Cap          Oppenheimer           Main               Quest
                                       International          Growth             Global             Street          Opportunity
                                           Fund               Fund               Fund               Fund            Value Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                          6                 10                 19                211                 10
     Redeemed                                        0                  0                  0                 (2)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                     6                 10                 19                209                 10
Activity during 2003:
     Issued                                        120                146                108                858                 25
     Redeemed                                       (4)                (2)               (10)              (788)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   122                154                117                279                 34
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                              PIMCO              PIMCO              Putnam             Putnam
                                           PIMCO            Small Cap            Total             Fund for        International
                                        Renaissance           Value              Return            Growth &            Equity
                                           Fund               Fund               Fund               Income             Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                         15                166                399                 12                 16
     Redeemed                                        0                  0                (20)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                    15                166                379                 12                 16
Activity during 2003:
     Issued                                      1,186              2,210              6,027                 50                210
     Redeemed                                     (202)            (1,224)              (383)               (12)               (24)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   999              1,152              6,023                 50                202
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                             Seligman                                                Van Kampen
                                           Putnam           Small-Cap                             Templeton          Aggressive
                                          Voyager             Value             Foreign             Growth             Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                          5                  4                 32                100                  3
     Redeemed                                        0                  0                  0                 (3)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                     5                  4                 32                 97                  3
Activity during 2003:
     Issued                                         58                545              1,466              1,035                113
     Redeemed                                       (5)                (6)              (367)              (437)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                    58                543              1,131                695                114
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                            Van Kampen
                                         Van Kampen          Equity &
                                          Comstock            Income
                                           Fund               Fund
                                     ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0
Activity during 2002:
     Issued                                         17                137
     Redeemed                                        0                 (3)
                                     ------------------ ------------------

Outstanding at December 31, 2002                    17                134
Activity during 2003:
     Issued                                        392                616
     Redeemed                                       (8)              (353)
                                     ------------------ ------------------

Outstanding at December 31, 2003                   401                397
                                     ================== ==================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for stock-based compensation to conform to SFAS 123, Accounting for Stock-Based Compensation, as amended by SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure, and retroactively, restated the 2003, 2002 and 2001 financial statements.

Deloitte & Touche, LLP
New York, New York

March 1, 2004 (May 4, 2004 as to Note 2)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                   2003 (1)         2002 (1)
                                                                 -----------      -----------
ASSETS

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
        (amortized cost: 2003 - $2,108,310; 2002 - $1,844,077)   $ 2,157,127      $ 1,856,732
    Equity securities, at estimated fair value
        (cost: 2003 - $78,816; 2002 - $112,903)                       82,469          105,430
    Trading account securities, at estimated fair value               26,186           21,949
    Limited partnerships, at cost                                     11,880           12,150
    Policy loans on insurance contracts                            1,086,537        1,143,663
                                                                 -----------      -----------

        Total Investments                                          3,364,199        3,139,924

CASH AND CASH EQUIVALENTS                                             75,429          312,217
ACCRUED INVESTMENT INCOME                                             63,565           63,603
DEFERRED POLICY ACQUISITION COSTS                                    364,414          404,220
FEDERAL INCOME TAXES - CURRENT                                             -           40,910
REINSURANCE RECEIVABLES                                                6,004            8,197
AFFILIATED RECEIVABLES - NET                                               -               67
RECEIVABLES FROM SECURITIES SOLD                                       1,349           10,072
OTHER ASSETS                                                          36,245           37,399
SEPARATE ACCOUNTS ASSETS                                          10,736,343        9,079,285
                                                                 -----------      -----------

TOTAL ASSETS                                                     $14,647,548      $13,095,894
                                                                 ===========      ===========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                              2003 (1)          2002 (1)
                                                                            ------------      ------------
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
        Policyholders' account balances                                     $  2,887,937      $  3,084,042
        Claims and claims settlement expenses                                    101,718            98,526
                                                                            ------------      ------------
                     Total policyholder liabilities and accruals               2,989,655         3,182,568

    OTHER POLICYHOLDER FUNDS                                                      12,915            11,815
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                        7,139             7,221
    FEDERAL INCOME TAXES - DEFERRED                                               31,965            67,304
    FEDERAL INCOME TAXES - CURRENT                                                20,146                 -
    PAYABLES FOR SECURITIES PURCHASED                                                683            19,635
    AFFILIATED PAYABLES - NET                                                      2,365                 -
    UNEARNED POLICY CHARGE REVENUE                                               107,761           113,774
    OTHER LIABILITIES                                                              3,480             6,033
    SEPARATE ACCOUNTS LIABILITIES                                             10,730,601         9,072,606
                                                                            ------------      ------------
                     Total Liabilities                                        13,906,710        12,480,956
                                                                            ------------      ------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                2,500             2,500
    Additional paid-in capital                                                   397,324           347,324
    Retained earnings                                                            329,549           288,124
    Accumulated other comprehensive income (loss)                                 11,465           (23,010)
                                                                            ------------      ------------
                     Total Stockholder's Equity                                  740,838           614,938
                                                                            ------------      ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $ 14,647,548      $ 13,095,894
                                                                            ============      ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                        2003 (1)        2002 (1)        2001(1)
                                                                       ---------       ---------       ---------
REVENUES:

    Policy charge revenue                                              $ 228,878       $ 239,030       $ 253,837
    Net investment income                                                174,662         207,064         221,872
    Net realized investment gains (losses)                                   987          (9,056)        (13,844)
                                                                       ---------       ---------       ---------

                  Total Revenues                                         404,527         437,038         461,865
                                                                       ---------       ---------       ---------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances                 128,958         141,373         153,111
    Market value adjustment expense                                        4,806           3,683           2,296
    Policy benefits (net of reinsurance recoveries: 2003 - $17,641;
       2002 - $14,620; 2001 - $16,562)                                    64,631          58,060          37,773
    Reinsurance premium ceded                                             22,599          23,131          24,535
    Amortization of deferred policy acquisition costs                     76,402         101,118          59,335
    Insurance expenses and taxes                                          52,092          48,527          66,517
                                                                       ---------       ---------       ---------

                  Total Benefits and Expenses                            349,488         375,892         343,567
                                                                       ---------       ---------       ---------

                  Net Earnings Before Federal Income Tax Provision        55,039          61,146         118,298
                                                                       ---------       ---------       ---------

FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                                               67,516         (41,713)         22,728
    Deferred                                                             (53,902)         55,301          17,875
                                                                       ---------       ---------       ---------

                  Total Federal Income Tax Provision                      13,614          13,588          40,603
                                                                       ---------       ---------       ---------

NET EARNINGS                                                           $  41,425       $  47,558       $  77,695
                                                                       =========       =========       =========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003 (1)       2002 (1)       2001(1)
                                                                               --------       --------       --------
NET EARNINGS                                                                   $ 41,425       $ 47,558       $ 77,695
                                                                               --------       --------       --------

OTHER COMPREHENSIVE INCOME (LOSS):

    Net unrealized gains on available-for-sale securities and investments in separate accounts:
       Net unrealized holding gains (losses) arising during the period           46,905         (1,799)        32,328
       Reclassification adjustment for losses included in net earnings            3,286         11,494         12,600
                                                                               --------       --------       --------

        Net unrealized gains on investment securities                            50,191          9,695         44,928

       Adjustments for:
              Policyholder liabilities                                            6,302        (15,214)        (9,498)
              Deferred policy acquisition costs                                  (3,455)             9        (15,551)
              Deferred federal income taxes                                     (18,563)         1,928         (6,958)
                                                                               --------       --------       --------

    Total other comprehensive income (loss), net of tax                          34,475         (3,582)        12,921
                                                                               --------       --------       --------

COMPREHENSIVE INCOME                                                           $ 75,900       $ 43,976       $ 90,616
                                                                               ========       ========       ========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                                Accumulated
                                                                  Additional                        other           Total
                                                     Common         paid-in      Retained      comprehensive    stockholder's
                                                      stock         capital     earnings(1)    income (loss)      equity (1)
                                                    ---------     ----------    -----------    -------------    --------------
BALANCE, JANUARY 1, 2001                            $   2,500     $  347,324    $   193,770    $     (32,349)   $      511,245

    Net earnings                                                                     77,695                             77,695
    Other comprehensive income, net of tax                                                            12,921            12,921
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2001                              2,500        347,324        271,465          (19,428)          601,861

    Cash dividend paid to parent                                                    (30,899)                           (30,899)
    Net earnings                                                                     47,558                             47,558
    Other comprehensive loss, net of tax                                                              (3,582)           (3,582)
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2002                              2,500        347,324        288,124          (23,010)          614,938

    Capital contribution from parent                                  50,000                                            50,000
    Net earnings                                                                     41,425                             41,425
    Other comprehensive income, net of tax                                                            34,475            34,475
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2003                          $   2,500     $  397,324    $   329,549    $      11,465    $      740,838
                                                    =========     ==========    ===========    =============    ==============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                    2003 (1)          2002 (1)          2001 (1)
                                                                                  -----------       -----------       -----------
Cash Flows From Operating Activities:
  Net earnings                                                                    $    41,425       $    47,558       $    77,695
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                                  76,402           101,118            59,335
    Capitalization of policy acquisition costs                                        (40,051)          (34,391)          (51,736)
    Amortization (accretion) of investments                                             9,883             2,406            (1,033)
    Interest credited to policyholders' account balances                              128,958           141,373           153,111
    Provision (benefit) for deferred Federal income tax                               (53,902)           55,301            17,875
  (Increase) decrease in operating assets:
    Accrued investment income                                                              38             6,281             1,117
    Federal income taxes - current                                                     40,910           (40,910)                -
    Reinsurance receivables                                                             2,193             1,231            (6,338)
    Affiliated receivables - net                                                           67               (67)                -
    Other                                                                               1,154             4,513            (1,298)
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                               3,192             3,506             9,347
    Other policyholder funds                                                            1,100            (2,424)           (3,439)
    Liability for guaranty fund assessments                                               (82)           (1,228)           (1,801)
    Federal income taxes - current                                                     20,146            (4,726)              114
    Affiliated payables - net                                                           2,365            (6,113)            5,220
    Unearned policy charge revenue                                                     (6,013)               98            12,494
    Other                                                                              (2,553)           (1,561)          (24,695)
  Other operating activities:
    Net realized investment (gains) losses                                               (987)            9,056            13,844
                                                                                  -----------       -----------       -----------

       Net cash and cash equivalents provided by operating activities                 224,245           281,021           259,812

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                            312,514           817,498           278,420
    Maturities of available-for-sale securities                                       533,534           360,062           342,148
    Purchases of available-for-sale securities                                     (1,097,868)         (988,168)         (511,122)
    Trading account securities                                                           (559)             (456)             (214)
    Sales of real estate held-for-sale                                                      -            22,900                 -
    Sales of limited partnerships                                                         470                 -             1,000
    Purchases of limited partnerships                                                    (200)             (880)           (1,857)
    Policy loans on insurance contracts                                                57,126            50,815              (788)
    Recapture of investment in separate accounts                                        3,015             1,785                 -
    Investment in separate accounts                                                      (304)           (3,554)           (1,009)
                                                                                  -----------       -----------       -----------

       Net cash and cash equivalents provided by (used in) investing activities      (192,272)          260,002           106,578
                                                                                  -----------       -----------       -----------

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                 2003 (1)          2002 (1)          2001 (1)
                                                                               -----------       -----------       -----------
Cash Flows From Financing Activities:
  Proceeds from (payments for):
    Capital contribution received from (cash dividend paid to) parent          $    50,000       $   (30,899)      $         -
    Policyholder deposits (excludes internal policy replacement deposits)          936,437           640,103         1,090,788
    Policyholder withdrawals (including transfers to/from separate accounts)    (1,255,198)         (968,439)       (1,419,479)
                                                                               -----------       -----------       -----------

       Net cash and cash equivalents used in financing activities                 (268,761)         (359,235)         (328,691)
                                                                               -----------       -----------       -----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                              (236,788)          181,788            37,699

CASH AND CASH EQUIVALENTS
    Beginning of year                                                              312,217           130,429            92,730
                                                                               -----------       -----------       -----------

    End of year                                                                $    75,429       $   312,217       $   130,429
                                                                               ===========       ===========       ===========

Supplementary Disclosure of Cash Flow Information:
    Cash paid to affiliates for:
       Federal income taxes                                                    $     6,460       $     3,923       $    22,614
       Interest                                                                        197               125               639

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

      The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

      BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

      For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

      Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

      REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

      Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

      For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

      Certain fixed maturity and equity securities are considered non-investment grade. The Company defines non-investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

      Investments in limited partnerships are carried at cost.

      Policy loans on insurance contracts are stated at unpaid principal balances.

      DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

      Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

      During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                         2003         2002         2001
                      ---------    ---------    ---------
Beginning balance     $  81,425    $  95,869    $ 105,503
Capitalized amounts           -            -          147
Interest accrued          6,107        7,190        7,913
Amortization            (18,243)     (21,634)     (17,694)
                      ---------    ---------    ---------
Ending balance        $  69,289    $  81,425    $  95,869
                      =========    =========    =========

      The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2004              $4,647
2005              $5,045
2006              $5,875
2007              $5,629
2008              $5,612

      SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2003 and 2002, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $5,742 and $6,679, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

      Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statements of Earnings.

      POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products        4.00% -  4.85%
Interest-sensitive deferred annuities   1.00% -  7.40%
Immediate annuities                     3.00% - 11.00%

      These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

      CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

      INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

      The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

      The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

      UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

      ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

      On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1, which is effective January 1, 2004, will approximately result in a $43.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

      In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

NOTE 2. OTHER EVENTS

      Effective for the first quarter of 2004, Merrill Lynch & Co. adopted the fair value method of accounting for stock-based compensation under SFAS 123, Accounting for Stock-Based Compensation, using the retroactive restatement method described in SFAS 148, Accounting for Stock-Based Compensation - Transition and Disclosure. Under the fair value recognition provisions of SFAS 123, stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. The adoption of the fair value method of accounting by Merrill Lynch & Co. resulted in additional allocated compensation expense to the Company. The December 31, 2003 and December 31, 2002 Balance Sheets have been restated for the allocation of these expenses. Accordingly, the December 31, 2003 Balance Sheet reflects a $1,036 decrease in current federal income taxes payable, a $3,061 increase in net affiliated payables, and a $2,025 decrease in retained earnings. The December 31, 2002 Balance Sheet reflects a $1,005 increase in current federal income taxes receivable, a $2,973 decrease in net affiliated receivables, and a $1,968 decrease in retained earnings.

      For the years ended December 31, 2003, 2002, and 2001, $89 ($58 after-tax), $595 ($387 after-tax), and $817 ($543 after-tax), respectively, of additional compensation expense was recorded. This expense is reported as a component of insurance expenses and taxes in the Statements of Earnings.

      In addition, Note 5, Note 7, and Note 10 to the Financial Statements have been restated accordingly.

NOTE 3. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

      Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                  2003          2002
                                              -----------   -----------
Assets:
    Fixed maturity securities (1)             $ 2,157,127   $ 1,856,732
    Equity securities (1)                          82,469       105,430
    Trading account securities (1)                 26,186        21,949
    Limited partnerships (2)                       11,880        12,150
    Policy loans on insurance contracts (3)     1,086,537     1,143,663
    Cash and cash equivalents (4)                  75,429       312,217
    Separate Accounts assets (5)               10,736,343     9,079,285
                                              -----------   -----------

Total financial instruments                   $14,175,971   $12,531,426
                                              ===========   ===========

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $262,302 and $292,466, had an estimated fair value of $270,731 and $283,064, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 4. INVESTMENTS

      The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                         2003
                                                         ------------------------------------------------------------------
                                                              Cost /           Gross             Gross          Estimated
                                                            Amortized        Unrealized       Unrealized          Fair
                                                               Cost            Gains            Losses            Value
                                                         ---------------   --------------   --------------   --------------
Fixed maturity securities:
    Corporate debt securities                            $     2,003,958   $       59,352   $       12,349   $    2,050,961
    U.S. Government and agencies                                  69,346            1,752              646           70,452
    Mortgage-backed securities                                    18,999            1,329                1           20,327
    Foreign governments                                           11,953              345            1,106           11,192
    Municipals                                                     4,054              141                -            4,195
                                                         ---------------   --------------   --------------   --------------

           Total fixed maturity securities               $     2,108,310   $       62,919   $       14,102   $    2,157,127
                                                         ===============   ==============   ==============   ==============

Equity securities:
    Non-redeemable preferred stocks                      $        78,816   $        3,916   $          263   $       82,469
                                                         ===============   ==============   ==============   ==============

                                                                                        2002
                                                         ----------------------------------------------------------------
                                                             Cost /           Gross             Gross         Estimated
                                                           Amortized        Unrealized       Unrealized         Fair
                                                              Cost            Gains            Losses           Value
                                                         --------------   --------------   --------------   -------------
Fixed maturity securities:
    Corporate debt securities                            $    1,705,862   $       49,304   $       39,971   $   1,715,195
    U.S. Government and agencies                                 74,309            2,706              356          76,659
    Mortgage-backed securities                                   38,581            2,711                2          41,290
    Foreign governments                                          12,955              300            2,380          10,875
    Municipals                                                   12,370              343                -          12,713
                                                         --------------   --------------   --------------   -------------

           Total fixed maturity securities               $    1,844,077   $       55,364   $       42,709   $   1,856,732
                                                         ==============   ==============   ==============   =============

Equity securities:
    Non-redeemable preferred stocks                      $      112,903   $        1,395   $        8,868   $     105,430
                                                         ==============   ==============   ==============   =============

      Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                           Less than 12 Months     More than 12 Months            Total
                                         ----------------------  ----------------------  ----------------------
                                          Estimated  Unrealized  Estimated   Unrealized  Estimated   Unrealized
                                         Fair Value    Losses    Fair Value    Losses    Fair Value    Losses
                                         ----------  ----------  ----------  ----------  ----------  ----------
Fixed Maturity Securities:
    Corporate debt securities             $365,765    $  5,934   $   93,749   $  6,415   $  459,514   $ 12,349
    U.S. Government and agencies            18,458         646            -          -       18,458        646
    Foreign governments                      7,873       1,106            -          -        7,873      1,106
    Mortgage-backed securities                   -           -           93          1           93          1

Equity securities:
       Non-redeemable preferred stocks           -           -        6,909        263        6,909        263
                                          --------    --------   ----------   --------   ----------   --------

Total temporarily impaired securities     $392,096    $  7,686   $  100,751   $  6,679   $  492,847   $ 14,365
                                          ========    ========   ==========   ========   ==========   ========

      Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

      Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $9,139, $23,997 and $11,153 for the years ended December 31, 2003, 2002, and 2001 respectively.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                         Estimated
                                            Amortized       Fair
                                               Cost        Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  201,721   $  204,855
   Due after one year through five years     1,302,540    1,332,162
   Due after five years through ten years      430,129      444,803
   Due after ten years                         154,921      154,980
                                            ----------   ----------
                                             2,089,311    2,136,800

   Mortgage-backed securities                   18,999       20,327
                                            ----------   ----------

      Total fixed maturity securities       $2,108,310   $2,157,127
                                            ==========   ==========

      Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                         Estimated
                                            Amortized      Fair
                                              Cost         Value
                                            ----------   ----------
AAA                                         $  445,444   $  452,068
AA                                             225,214      225,586
A                                              633,833      648,769
BBB                                            703,750      732,823
Non-investment grade                           100,069       97,881
                                            ----------   ----------

      Total fixed maturity securities       $2,108,310   $2,157,127
                                            ==========   ==========

      The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                      2003         2002
                                                    ---------   ---------
Assets:
    Fixed maturity securities                       $ 48,817    $ 12,655
    Equity securities                                  3,653      (7,473)
    Deferred policy acquisition costs                    260       3,715
    Separate Accounts assets                            (341)     (3,244)
                                                    --------    --------
                                                      52,389       5,653
                                                    --------    --------
Liabilities:
    Policyholders' account balances                   34,750      41,052
    Federal income taxes - deferred                    6,174     (12,389)
                                                    --------    --------
                                                      40,924      28,663
                                                    --------    --------
Stockholder's equity:
    Accumulated other comprehensive income (loss)   $ 11,465    $(23,010)
                                                    ========    ========

      Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                     2003       2002       2001
                                   --------   --------   --------
Proceeds                           $312,514   $817,498   $278,420
Gross realized investment gains      13,380     37,899      4,913
Gross realized investment losses     16,071     48,294     17,320

      The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $65,451, $140,742 and $60,640 for the years ended December 31, 2003, 2002, and 2001, respectively.

      The Company had investment securities with a carrying value of $25,570 and $26,307 that were deposited with insurance regulatory authorities at December 31, 2003 and 2002, respectively.

      Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

      Net investment income arose from the following sources for the years ended December 31:

                                         2003         2002         2001
                                      ----------   ----------   ----------
Fixed maturity securities             $ 107,940    $ 128,962    $ 139,285
Equity securities                         9,162       12,624       15,303
Real estate held-for-sale                     -        3,220          924
Limited partnerships                         28           24           39
Policy loans on insurance contracts      58,157       61,390       62,695
Cash and cash equivalents                 2,155        2,912        7,578
Other                                       233        1,200          335
                                      ---------    ---------    ---------

Gross investment income                 177,675      210,332      226,159
Less investment expenses                 (3,013)      (3,268)      (4,287)
                                      ---------    ---------    ---------

Net investment income                 $ 174,662    $ 207,064    $ 221,872
                                      =========    =========    =========

      Net realized investment gains (losses), for the years ended December 31 were as follows:

                                           2003        2002         2001
                                         ---------   ---------   ---------
Fixed maturity securities                $ (1,167)   $(11,416)   $(12,035)
Equity securities                            (395)      1,021        (372)
Trading account securities                  3,678      (2,143)     (1,437)
Real estate held-for-sale                       -       3,453           -
Investment in Separate Accounts            (1,129)         29           -
                                         --------    --------    --------

Net realized investment gains (losses)   $    987    $ (9,056)   $(13,844)
                                         ========    ========    ========

      The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $1,663, ($515) and $462 at December 31, 2003, 2002 and 2001,
      respectively.

NOTE 5. FEDERAL INCOME TAXES

      The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                   2003        2002        2001
                                                                ---------   ---------   ---------
Provision for income taxes computed at Federal statutory rate   $ 19,264    $ 21,401    $ 41,416
Increase (decrease) in income taxes resulting from:
     Dividend received deduction                                  (3,478)     (7,782)     (1,024)
     Foreign tax credit                                           (2,172)        (31)       (310)
     Non-deductible fees                                               -           -         521
                                                                --------    --------    --------

Federal income tax provision                                    $ 13,614    $ 13,588    $ 40,603
                                                                ========    ========    ========

      The Federal statutory rate for each of the three years ended December 31, 2003 was 35%.

      The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                     2003        2002        2001
                                                  ---------   ---------   ---------
Policyholders' account balances                   $(45,837)   $ 72,680    $ 19,520
Deferred policy acquisition costs                   (8,582)    (18,789)     (2,336)
Liability for guaranty fund assessments                 29         430         630
Investment adjustments                                 488         980          61
                                                  --------    --------    --------

Deferred Federal income tax provision (benefit)   $(53,902)   $ 55,301    $ 17,875
                                                  ========    ========    ========

      Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                2003       2002
                                                              --------   --------
Deferred tax assets:
    Policyholders' account balances                           $ 66,815   $ 20,978
    Liability for guaranty fund assessments                      2,498      2,527
    Investment adjustments                                         985      1,473
    Net unrealized investment loss on investment securities          -     12,389
                                                              --------   --------
         Total deferred tax assets                              70,298     37,367
                                                              --------   --------

Deferred tax liabilities:
    Deferred policy acquisition costs                           92,101    100,683
    Net unrealized gains on investment securities                6,174          -
    Other                                                        3,988      3,988
                                                              --------   --------
         Total deferred tax liabilities                        102,263    104,671
                                                              --------   --------

         Net deferred tax liability                           $ 31,965   $ 67,304
                                                              ========   ========

      The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 6. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

      Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $585 that can be drawn upon for delinquent reinsurance recoverables.

      As of December 31, 2003 the Company had the following life insurance inforce:

                                                                      Percentage
                                Ceded to     Assumed                   of amount
                    Gross        other      from other      Net       assumed to
                    amount      companies    companies     amount         net
                 -----------   ----------   ----------   ----------   ----------
Life insurance
    inforce      $11,931,195   $3,606,160     $994       $8,326,029      0.01%

      The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity contracts sold subsequent to June 30, 2001.

      In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 11% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 7. RELATED PARTY TRANSACTIONS

      The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,518, $34,428 and $51,392 for 2003, 2002 and 2001, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $197, $125 and $639 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

      The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,845, $1,787 and $1,990 for 2003, 2002 and 2001, respectively.

      MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $18,471, $19,677 and $21,667 during 2003, 2002 and 2001, respectively.

      The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $60,686, $43,099 and $65,021 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

      While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 8. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

      The Company paid no dividend in 2003 or 2001. During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG.

      During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG on March 3, 2003.

      Statutory capital and surplus at December 31, 2003 and 2002, were $295,722 and $136,823, respectively. At December 31, 2003 and 2002, approximately $29,322 and $13,432, respectively, of stockholder's equity was available for distribution to MLIG.

      Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $98,570, ($140,955) and $48,108,
      respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

      The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

      The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003 and 2002, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 9. COMMITMENTS AND CONTINGENCIES

      State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2003 and 2002, the Company's estimated liability for future guaranty fund assessments was $7,139 and $7,221, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvenicies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

      During 2000, the Company committed to participate in a limited partnership. As of December 31, 2003, $4,300 had been advanced towards the Company's $10,000 commitment to the limited partnership.

      In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10. SEGMENT INFORMATION

      In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

      The following table summarizes each business segment's contribution to the consolidated amounts:

                                            Life
2003                                     Insurance     Annuities       Other         Total
                                        -----------   -----------   -----------   -----------
Net interest spread (a)                 $    14,823   $    25,887   $     4,994   $    45,704
Other revenues                               91,176       134,868         3,821       229,865
                                        -----------   -----------   -----------   -----------

Net revenues                                105,999       160,755         8,815       275,569
                                        -----------   -----------   -----------   -----------

Policy benefits                              18,238        46,393             -        64,631
Reinsurance premium ceded                    21,337         1,262             -        22,599
Amortization of deferred policy
   acquisition costs                         31,467        44,935             -        76,402
Other non-interest expenses                   8,192        48,706             -        56,898
                                        -----------   -----------   -----------   -----------

Total non-interest expenses                  79,234       141,296             -       220,530
                                        -----------   -----------   -----------   -----------

Net earnings before Federal
    income tax provision                     26,765        19,459         8,815        55,039
Federal income tax provision                  5,778         4,751         3,085        13,614
                                        -----------   -----------   -----------   -----------

Net earnings                            $    20,987   $    14,708   $     5,730   $    41,425
                                        ===========   ===========   ===========   ===========

Balance Sheet Information:

Total assets                            $ 5,036,572   $ 9,438,256   $   172,720   $14,647,548
Deferred policy acquisition costs           178,918       185,496             -       364,414
Policyholder liabilities and accruals     1,916,761     1,072,894             -     2,989,655
Other policyholder funds                      6,213         6,702             -        12,915

                                           Life
2002                                     Insurance     Annuities       Other          Total
                                        -----------   -----------   -----------   ------------
Net interest spread (a)                 $    24,791   $    34,444   $     6,456    $    65,691
Other revenues                               98,435       137,513        (5,974)       229,974
                                        -----------   -----------   -----------    -----------

Net revenues                                123,226       171,957           482        295,665
                                        -----------   -----------   -----------    -----------

Policy benefits                              19,632        38,428             -         58,060
Reinsurance premium ceded                    22,883           248             -         23,131
Amortization of deferred policy
   acquisition costs                         41,190        59,928             -        101,118
Other non-interest expenses                   7,602        44,608             -         52,210
                                        -----------   -----------   -----------    -----------

Total non-interest expenses                  91,307       143,212             -        234,519
                                        -----------   -----------   -----------    -----------

Net earnings before Federal income
    tax provision                            31,919        28,745           482         61,146
Federal income tax provision                  8,734         4,685           169         13,588
                                        -----------   -----------   -----------    -----------

Net earnings                            $    23,185   $    24,060   $       313    $    47,558
                                        ===========   ===========   ===========    ===========

Balance Sheet Information:

Total assets                            $ 4,970,748   $ 8,110,326   $    14,820    $13,095,894
Deferred policy acquisition costs           211,999       192,221             -        404,220
Policyholder liabilities and accruals     2,005,718     1,176,850             -      3,182,568
Other policyholder funds                      4,995         6,820             -         11,815

                                           Life
2001                                     Insurance     Annuities       Other          Total
                                        -----------   -----------   ------------   -----------
Net interest spread (a)                 $    34,815   $    31,302   $     2,644    $    68,761
Other revenues                              101,685       139,727        (1,419)       239,993
                                        -----------   -----------   -----------    -----------

Net revenues                                136,500       171,029         1,225        308,754
                                        -----------   -----------   -----------    -----------

Policy benefits                              21,320        16,453             -         37,773
Reinsurance premium ceded                    24,531             4             -         24,535
Amortization of deferred policy
   acquisition costs                         30,913        28,422             -         59,335
Other non-interest expenses                  18,415        50,398             -         68,813
                                        -----------   -----------   -----------    -----------

Total non-interest expenses                  95,179        95,277             -        190,456
                                        -----------   -----------   -----------    -----------

Net earnings before Federal
    income tax provision                     41,321        75,752         1,225        118,298
Federal income tax provision                 15,502        24,672           429         40,603
                                        -----------   -----------   -----------    -----------

Net earnings                            $    25,819   $    51,080   $       796    $    77,695
                                        ===========   ===========   ===========    ===========

Balance Sheet Information:

Total assets                            $ 5,674,704   $ 9,625,104   $   150,208    $15,450,016
Deferred policy acquisition costs           251,245       219,693             -        470,938
Policyholder liabilities and accruals     2,094,195     1,256,616             -      3,350,811
Other policyholder funds                      9,236         5,003             -         14,239

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                         2003       2002       2001
                                       --------   --------   --------
Life Insurance
   Variable life insurance             $ 97,002   $102,603   $110,842
   Interest-sensitive life insurance      8,997     20,623     25,658
                                       --------   --------   --------

   Total Life Insurance                 105,999    123,226    136,500
                                       --------   --------   --------

Annuities
   Variable annuities                   139,577    139,210    152,427
   Interest-sensitive annuities          21,178     32,747     18,602
                                       --------   --------   --------

   Total Annuities                      160,755    171,957    171,029
                                       --------   --------   --------

Other                                     8,815        482      1,225
                                       --------   --------   --------

Total                                  $275,569   $295,665   $308,754
                                       ========   ========   ========

                                    * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account D as of December 31, 2003, and for the two
                 years ended December 31, 2003 and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2003 and the Notes
                 relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account D. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (2)       Not Applicable.
      (3)       Form of Underwriting Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (b)   Individual Retirement Annuity Endorsement. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
          (c)   Endorsement for Withdrawals Not Subject To A Contingent
                 Deferred Sales Charge. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (d)   Death Benefit Endorsement ML056. (Incorporated by Reference
                 to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (e)   Guaranteed Minimum Income Benefit Rider. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (5)       Form of Application for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
      (6) (a)   Articles of Amendment, Restatement and Redomestication of
                 the Articles of Incorporation of Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to Merrill
                 Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Merrill Lynch Life
                 Variable Annuity Separate Account A's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
      (7)       Not Applicable.

      (8) (a)   Amended General Agency Agreement. (Incorporated by Reference
                 to Merrill Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 5 to Form N-4, Registration
                 No. 33-43773 Filed April 28, 1994.)
          (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Life Agency Inc. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (c)   Management Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Asset Management, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No.
                 10 to Form N-4, Registration No. 33-43773 Filed December
                 10, 1996.)
          (d)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No. 5
                 to Form N-4, Registration No. 33-43773 Filed April 28,
                 1994.)
          (e)   Form of Participation Agreement between FAM Distributors,
                 Inc. and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
          (f)   Form of Participation Agreement between AIM Equity Funds,
                 AIM Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (g)   Form of Participation Agreement between AIM Funds Group, AIM
                 Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (h)   Form of Participation Agreement between Alliance Global
                 Investor Services, Inc., Alliance Fund Distributors, Inc.,
                 and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (i)   Form of Participation Agreement between American Century
                 Investment Services, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (j)   Form of Participation Agreement between American Funds
                 Service Company, American Funds Distributors, Inc. and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (k)   Form of Participation Agreement between Davis New York
                 Venture Fund, Davis Distributors, LLC and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (l)   Form of Participation Agreement between Delaware
                 Distributors L.P., Delaware Group Equity Funds, and Merrill
                 Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (m)   Form of Participation Agreement between Fidelity
                 Distributors Corporation and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 1 to the Registration Statement on
                 Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)

                      (n)        Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor
                                  LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                                  333-91098 Filed September 20, 2002.)
                      (o)        Form of Participation Agreement between MFS Fund Distributors, Inc. and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to
                                  the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (p)        Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch
                                  Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No.
                                  1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20,
                                  2002.)
                      (q)        Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset
                                  Management of America L.P., and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form
                                  N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (r)        Form of Participation Agreement between The Putnam Funds, Putnam Retail Management Limited
                                  Partnership, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                                  Registration No. 333-91098 Filed September 20, 2002.)
                      (s)        Form of Participation Agreement between Seligman Value Fund Series, Inc., Seligman Advisors,
                                  Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                                  333-91098 Filed September 20, 2002.)
                      (t)        Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective
                                  Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed
                                  September 20, 2002.)
                      (u)        Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van
                                  Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                                  Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to
                                  the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)  (a)        Power of Attorney from Barry G. Skolnick. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 4 to Form N-4, Registration
                                  No. 33-43773 Filed March 2, 1994.)
                      (b)        Power of Attorney from H. McIntyre Gardner. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No.
                                  333-63904 Filed June 26, 2001.)

                      (c)        Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No.
                                  333-63904 Filed June 26, 2001.)
                      (d)        Power of Attorney from Nikos K. Kardassis. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Pre-Effective Amendment No. 1 to Form N-4, Registration
                                  No. 333-63904 Filed September 10, 2001.)
                      (e)        Power of Attorney from Deborah J. Adler. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 6 to Form N-4, Registration
                                  No. 333-90243 Filed April 22, 2003.)
                      (f)        Power of Attorney from Joseph E. Justice. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 6 to Form N-4, Registration
                                  No. 333-90243 Filed April 22, 2003.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

             NAME                PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
             ----                ---------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,    Director, Senior Vice President, and
                                 2nd Floor                      Chief Actuary.
                                 Pennington, NJ 08534
H. McIntyre Gardner              4 World Financial Center     Director and Chairman of the Board.
                                 New York, NY 10080
Christopher J. Grady             800 Scudders Mill            Director and Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Joseph E. Justice                1300 Merrill Lynch Drive,    Director, Senior Vice President,
                                 2nd Floor                      Chief Financial Officer, and
                                 Pennington, NJ 08534           Treasurer.
Nikos K. Kardassis               800 Scudders Mill            Director, President, and Chief
                                 Road -- 3D                     Executive Officer.
                                 Plainsboro, NJ 08536
Barry G. Skolnick                1300 Merrill Lynch Drive,    Director, Senior Vice President, and
                                 2nd Floor                      General Counsel.
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill            Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Amy L. Ferrero                   4804 Deer Lake Drive East    Senior Vice President,
                                 Jacksonville, FL 32246         Administration.
Concetta M. Ruggiero             800 Scudders Mill
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Andrew J. Bucklee                1300 Merrill Lynch Drive,    Senior Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Brian H. Buckley                 1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,    Vice President and Product Actuary.
                                 2nd Floor
                                 Pennington, NJ 08534

             NAME                PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
             ----                ---------------------------  ------------------------------------
Frances C. Grabish               1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,    Vice President and Appointed
                                 2nd Floor                      Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East    Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp                    1300 Merrill Lynch Drive,    Vice President, Senior Compliance
                                 2nd Floor                      Officer, and Assistant Secretary.
                                 Pennington, NJ 08534
Lori M. Salvo                    1300 Merrill Lynch Drive,    Vice President, Senior Counsel, and
                                 2nd Floor                      Director of Compliance.
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East    Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,    Vice President and Controller.
                                 2nd Floor
                                 Pennington, NJ 08534

---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

 (10) Partially owned by another indirect subsidiary of ML & Co.

 (11) Held through intermediate subsidiaries.

 (12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27.  NUMBER OF CONTRACTS

     The number of Contracts in force as of March 19, 2004 was 6,394.

ITEM 28.  INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust;

Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer

---------------
     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 18th day of May, 2004.


                                   Merrill Lynch Life Variable Annuity
                                   Separate Account D
                                               (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                    Merrill Lynch Life Insurance Company
                                                    (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities indicated on May 18, 2004.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT
  NO.                               DESCRIPTION
-------                             -----------
(10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
     (b)  Written Consent of Deloitte & Touche LLP, independent auditors.
     (c)  Written Consent of Barry G. Skolnick, Esq.